Note 9 - Notes Payable, Related Parties - Notes Payable, Related Parties (Details) - USD ($)	Sep. 30, 2023	May 11, 2023	Dec. 31, 2022	Dec. 31, 2021
Director [Member] | Notes Payable 1 [Member]
Notes payable	$ 100,000		$ 0
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 2 [Member]
Notes payable	50,000		0
Cesar J. Gutierrez Living Trust [Member] | Notes Payable 20 [Member]
Notes payable	50,000		50,000	$ 50,000
Board of Directors Chairman [Member] | Notes Payable 3 [Member]
Notes payable	750,000		0
Board of Directors Chairman [Member] | Notes Payable 6 [Member]
Notes payable	250,000		0
Board of Directors Chairman [Member] | Notes Payable 7 [Member]
Notes payable	500,000		0
Board of Directors Chairman [Member] | Notes Payable 10 [Member]
Notes payable	500,000		500,000	0
Board of Directors Chairman [Member] | Notes Payable 12 [Member]
Notes payable	2,000,000		2,000,000	0
Board of Directors Chairman [Member] | Notes Payable 13 [Member]
Notes payable	100,000		100,000	0
Board of Directors Chairman [Member] | Notes Payable 17 [Member]
Notes payable	1,500,000		1,500,000	1,500,000
Lyle A. Berman Revocable Trust [Member] | Notes Payable 4 [Member]
Notes payable	250,000		0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 5 [Member]
Notes payable	250,000		0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 8 [Member]
Notes payable	250,000		0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 9 [Member]
Notes payable	250,000		250,000	0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 11 [Member]
Notes payable	250,000		250,000	0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 16 [Member]
Notes payable	920,000		920,000	0
Lyle A. Berman Revocable Trust [Member] | Notes Payable 18 [Member]
Notes payable	500,000		500,000	500,000
IG Union Bower LLC [Member] | Notes Payable 14 [Member]
Notes payable	100,000		100,000	0
Former CFO [Member] | Notes Payable 19 [Member]
Notes payable	25,000		25,000	25,000
Related Party [Member]
Debt discounts	2,113,114	$ 3,883,904
Less: current maturities	638,004		0
Notes payable, related parties, less current maturities	5,843,882		3,502,243	1,375,787
Related Party [Member] | Notes Payable, Other Payables [Member]
Notes payable	8,595,000		6,195,000	2,075,000
Debt discounts	2,113,114		2,692,757	699,213
Notes payable	6,481,886		3,502,243	1,375,787
Less: current maturities	638,004		0	0
Notes payable, related parties, less current maturities	$ 5,843,882		$ 3,502,243	$ 1,375,787